Schedule of Basic Earning Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income	$ 4,166	$ (1,248)	$ 9,954	$ 6,635	$ 7,862
Dividends accumulated for the period		(1,262)	(3,815)	(4,879)	(4,530)
Net income available to shareholders of ordinary shares	$ 4,166	$ (2,510)	$ 6,139	$ 1,756	$ 3,332
Denominator:
Shares used in computing net income per ordinary shares, basic	30,563,888	7,073,239	13,335,059	6,900,433	6,592,997